Process Plant	12 Months Ended
Dec. 31, 2025
Process Plant
Process Plant

6. Process Plant

On May 13, 2022, the Company purchased a comprehensive package of equipment and parts inventory from Teck Resources Limited (“Teck”). The package comprised substantially all processing equipment of value located at the Pend Oreille mine site, including complete crushing, grinding and flotation circuits suitable for a planned ~1,500 ton-per-day operation at the Bunker Hill site, and total inventory of nearly 10,000 components and parts for mill, assay lab, conveyer, field instruments, and electrical spares.

The process plant was purchased in an assembled state in the seller’s location, and included major processing systems, significant components, and a large inventory of spare parts. The Company has disassembled and transported it to the Bunker Hill site and is reassembled it. The Company determined that the transaction would be accounted for as an asset acquisition, with the process plant representing a single asset, with the exception of the inventory of spare parts, which was separated out on the consolidated balance sheets as a current asset. As the plant is demobilized, transported and reassembled, installation and other costs associated with these activities were captured and capitalized as components of the asset.

Process plant consists of the following:

	December 31,	December 31,
	2025	2024

Mill purchase, detailed engineering, and construction costs	$94,026,121	$65,545,594
Capitalized interest (note 10)	4,155,884	1,848,473
Disposal of Grinding Circuits	(984,820)	(984,820)
Process Plant	$97,197,185	$66,409,247

In August 2024, the Company sold a Grinding Circuit previously purchased from Teck as part of the Pend Oreille Mill purchase for $20,000 recognizing a loss on sale of equipment of $308,273. In September 2024, the Company reclassified two remaining Grinding Circuits as assets at $40,000 held for sale and recognized a loss on sale of equipment of $616,547 on the consolidated statements of loss and comprehensive loss. In 2025, the Company scrapped the remaining griding circuits, classified as asset held for sale, recognizing a loss on sale of equipment of $40,000 on the consolidated statements of loss and comprehensive loss.

Depreciation expense will commence once the process plant is placed in service which is expected to take place in HY1 2026.